INTANGIBLE ASSETS (Schedule of amortization expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Amortization expenses	$ 8,897	$ 5,643	$ 5,857
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expenses	8,164	5,284	5,430
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expenses	$ 733	$ 359	$ 427